Content and software development assets (Tables)	9 Months Ended
Sep. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Expense of Development Costs

During the period ended September 30, 2023, the Company has expensed the development costs of all its technology as incurred and has expensed the following software development costs.

	Nine Months ended September 30, 2023	Nine Months ended September 30, 2022	Three Months ended September 30, 2023	Three Months ended September 30, 2022

Opening total software development costs	$13,056,478	$10,559,601	$14,556,209	$11,720,294

Software development during the period	2,219,806	1,773,889	720,076	613,196
Closing total Software development costs	$15,276,284	$12,333,490	$15,276,284	$12,333,490